Shane Daly

Vice President and

Associate General Counsel

(212) 314-3912

Fax: 212-314-3959

[AXA EQUITABLE LOGO]

September 6, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account No. 45 of AXA Equitable Life Insurance Company (the “Account”) Registration Nos.:
333-44996 and 811-08754 Accumulator Advisor
033-83750 and 811-08754 Accumulator
333-64751 and 811-08754 Accumulator Plus
333-73121 and 811-08754 Accumulator Select
333-61380 and 811-08754 Accumulator Elite

Commissioners:

AXA Equitable, on behalf of Registrant, has sent to contract owners the Semi-annual reports, for the period ended June 30, 2019, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	AXA Premier VIP Trust – underlying funds:

EQ/Aggressive Allocation

EQ/Conservative Allocation

EQ/Conservative-Plus Allocation

EQ/Moderate Allocation

EQ/Moderate-Plus Allocation

•	EQ Advisors Trust – underlying funds:

1290 VT GAMCO Mergers & Acquisitions

1290 VT GAMCO Small Company Value

1290 VT Socially Responsible

EQ/400 Managed Volatility

EQ/2000 Managed Volatility

EQ/Franklin Balanced Managed Volatility

EQ/Franklin Small Cap Value Managed Volatility

EQ/Franklin Templeton Allocation Managed Volatility

EQ/Global Equity Managed Volatility

EQ/International Core Managed Volatility

EQ/International Value Managed Volatility

EQ/Janus Enterprise

EQ/Large Cap Core Managed Volatility

EQ/Large Cap Growth Managed Volatility

EQ/Large Cap Value Managed Volatility

EQ/Mid Cap Value Managed Volatility

EQ/Templeton Global Equity Managed Volatility

EQ/AB Short Duration Government Bond

EQ/AB Small Cap Growth

EQ/ClearBridge Select Equity Managed Volatility

EQ/Common Stock Index

EQ/Core Bond Index

EQ/Equity 500 Index

EQ/Intermediate Government Bond

EQ/International Equity Index

EQ/Large Cap Growth Index

EQ/Large Cap Value Index

EQ/Mid Cap Index

EQ/Money Market

EQ/Quality Bond PLUS

EQ/Small Company Index

Multimanager Technology

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Shane Daly
Shane Daly

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104